Fixed Assets, Net	12 Months Ended
Dec. 31, 2017
Fixed Assets, Net [Abstract]
FIXED ASSETS, NET

NOTE 5 - FIXED ASSETS, NET

	December 31,
	2017	2016
	USD in thousands
Cost:
Computers and Software	201	28
Office furniture and equipment	84	26
Leasehold improvements	67	27
	352	81
Less – accumulated depreciation	63	14
Fixed Assets, Net	289	67